INTANGIBLE ASSETS - Crypto assets representing a fair value (Details) - Bitcoin - BTC $ in Thousands	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 item
INTANGIBLE ASSETS
Fair value of crypto assets | $	$ 385
Number Of Coins / Tokens Held | item	9	25